Goodwill, Intangible Assets and Contract Liabilities	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill, Intangible Assets and Contract Liabilities

14) Goodwill, Intangible Assets and Contract Liabilities

(a) Goodwill

Goodwill arose in 2008 when TSSI acquired the remaining 50% interest in the majority of KNOT’s vessels, including the Windsor Knutsen and the three other Vessels of the Partnership under construction, in a transaction that was accounted for as a step acquisition. See Note 2(a)—Summary of Significant Accounting Policies: Basis of preparation for a discussion on the allocation method. The carrying amount of goodwill that was allocated to the Partnership was $5,750 as of December 31, 2013 and 2012.

(b) Intangible Assets and Contract Liabilities

The Partnership’s identified finite-lived intangible assets associated with contractual rights for a charter of a Vessel obtained in connection with a step acquisition in 2008 that had favorable contractual terms relative to market as of the acquisition date. The finite-lived intangible assets of $533 were fully amortized as of December 31, 2010. In addition, as part of that transaction, unfavorable contractual rights for charters of two of the Vessels that had unfavorable contractual terms. The unfavorable contract rights are amortized over the period of the contract to time charter and bareboat revenues as follows:

(U.S. Dollars in thousands)	Balance as of December 31, 2011	Amortization for the year ended December 31, 2012	Balance as of December 31, 2012	Amortization for the year ended December 31, 2013	Balance as of December 31, 2013
Contract liabilities:
Unfavorable contract rights	$(17,347)	$1,518	$(15,829)	$1,518	$(14,311)

Total amortization income		$1,518		$1,518

Accumulated amortization for contract liabilities was $3,904 and $2,386 as of December 31, 2013 and 2012, respectively.

The amortization of contract liabilities that is classified under time charter and bareboat revenues on the consolidated combined carve-out income statement for the next five years is expected to be as follows:

(U.S. Dollars in thousands)	2014	2015	2016	2017	2018 and thereafter
Contract liabilities:
Unfavorable contract rights	$(1,518)	$(1,518)	$(1,518)	$(1,518)	$(8,239)